Annual Total Returns (Vanguard Small-Cap Index Fund - Institutional Shares Institutional) (Vanguard Small-Cap Index Fund, Vanguard Small-Cap Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Annual Total Return
2013	37.80%
2012	18.26%
2011	(2.65%)
2010	27.95%
2009	36.40%
2008	(35.98%)
2007	1.29%
2006	15.82%
2005	7.56%
2004	20.06%